Nature of Operations, Management's Plans and Summary of Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2017
Server based gaming terminals [Member] | Maximum [Member]
Estimated useful life (in years)	6 years
Server based gaming terminals [Member] | Minimum [Member]
Estimated useful life (in years)	4 years
Motor Vehicles [Member] | Maximum [Member]
Estimated useful life (in years)	5 years
Motor Vehicles [Member] | Minimum [Member]
Estimated useful life (in years)	3 years
Plant and machinery and fixtures and fittings [Member] | Maximum [Member]
Estimated useful life (in years)	8 years
Plant and machinery and fixtures and fittings [Member] | Minimum [Member]
Estimated useful life (in years)	4 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful life (in years)	5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful life (in years)	3 years